Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
DAC, DSI and VOBA	$ 11,683	$ 10,696	$ 2,468
FPB, PAB, policy and contract claims, deposit liabilities and MRB	122,473	109,983	43,706
Unearned premiums	1,272	1,843	2,056
Other policy claims and benefits payable	72	435	484
Premium revenue	5,277	9,048	4,550
Net investment income	5,819	4,264	1,809
Policyholder benefits and claims incurred, interest sensitive contract benefits and change in fair value of MRB	7,286	10,143	4,460
Amortization of DAC, DSI and VOBA	1,418	1,237	632
Other operating expenses	1,103	1,242	694
Net premiums written	2,001	2,595	2,209
Annuities
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
DAC, DSI and VOBA	11,068	10,117	1,611
FPB, PAB, policy and contract claims, deposit liabilities and MRB	109,505	82,831	30,855
Unearned premiums	0	0	0
Other policy claims and benefits payable	23	28	29
Premium revenue	2,464	5,377	520
Net investment income	4,871	3,578	1,121
Policyholder benefits and claims incurred, interest sensitive contract benefits and change in fair value of MRB	5,230	7,161	2,201
Amortization of DAC, DSI and VOBA	943	598	95
Other operating expenses	603	424	150
Net premiums written	0	0	0
Property and Casualty
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
DAC, DSI and VOBA	180	211	339
FPB, PAB, policy and contract claims, deposit liabilities and MRB	7,005	7,285	6,838
Unearned premiums	1,269	1,843	2,056
Other policy claims and benefits payable	3	407	455
Premium revenue	2,417	2,964	2,222
Net investment income	369	418	168
Policyholder benefits and claims incurred, interest sensitive contract benefits and change in fair value of MRB	1,713	2,349	1,535
Amortization of DAC, DSI and VOBA	437	602	493
Other operating expenses	383	438	268
Net premiums written	2,001	2,595	2,209
Life Insurance
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
DAC, DSI and VOBA	435	368	518
FPB, PAB, policy and contract claims, deposit liabilities and MRB	5,963	19,867	6,013
Unearned premiums	3	0	0
Other policy claims and benefits payable	46	0	0
Premium revenue	396	707	1,808
Net investment income	170	299	352
Policyholder benefits and claims incurred, interest sensitive contract benefits and change in fair value of MRB	343	633	724
Amortization of DAC, DSI and VOBA	38	37	44
Other operating expenses	62	224	220
Net premiums written	0	0	0
Corporate and Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
DAC, DSI and VOBA	0	0	0
FPB, PAB, policy and contract claims, deposit liabilities and MRB	0	0	0
Unearned premiums	0	0	0
Other policy claims and benefits payable	0	0	0
Premium revenue	0	0	0
Net investment income	409	(31)	168
Policyholder benefits and claims incurred, interest sensitive contract benefits and change in fair value of MRB	0	0	0
Amortization of DAC, DSI and VOBA	0	0	0
Other operating expenses	55	156	56
Net premiums written	$ 0	$ 0	$ 0